Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Common stocks: 2.40%
Energy: 1.80%
Energy equipment & services: 1.16%
Bristow Group Incorporated †	249,614	$ 6,484,972
Oil, gas & consumable fuels: 0.64%
Denbury Incorporated †	34,188	2,246,493
Whiting Petroleum Corporation †	27,549	1,292,048
		3,538,541
Financials: 0.60%
Mortgage REITs: 0.60%
Blackstone Mortgage Trust Incorporated Class A	34,635	1,122,867
Ladder Capital Corporation	95,964	1,095,909
Starwood Property Trust Incorporated	42,896	1,116,583
		3,335,359
Total Common stocks (Cost $9,036,257)		13,358,872

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 103.27%
Communication services: 16.34%
Diversified telecommunication services: 2.07%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$ 1,665,000	1,694,138
Cablevision Lightpath LLC 144A	3.88	9-15-2027	480,000	476,400
Frontier Communications Corporation 144A	5.88	10-15-2027	510,000	545,012
Level 3 Financing Incorporated 144A	3.63	1-15-2029	2,405,000	2,336,169
Level 3 Financing Incorporated 144A	4.25	7-1-2028	1,250,000	1,272,656
Windstream Corporation 144A	7.75	8-15-2028	1,560,000	1,591,200
Zayo Group Holdings Incorporated 144A	6.13	3-1-2028	3,575,000	3,638,135
				11,553,710
Entertainment: 0.88%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	685,000	686,671
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	764,000	795,515
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	3,075,000	3,394,031
				4,876,217
Interactive media & services: 0.45%
Rackspace Technology Company 144A	5.38	12-1-2028	2,450,000	2,494,174
Media: 12.63%
Block Communications Incorporated 144A	4.88	3-1-2028	400,000	405,000
CCO Holdings LLC 144A	4.50	8-15-2030	7,150,000	7,507,500
CCO Holdings LLC	4.50	5-1-2032	850,000	889,313
CCO Holdings LLC 144A	5.00	2-1-2028	375,000	393,188
CCO Holdings LLC 144A	5.13	5-1-2027	750,000	784,688
CCO Holdings LLC 144A	5.50	5-1-2026	325,000	335,959
CCO Holdings LLC 144A	5.75	2-15-2026	1,332,000	1,377,288
Cinemark USA Incorporated 144A	5.25	7-15-2028	3,000,000	2,820,000
Cinemark USA Incorporated 144A	5.88	3-15-2026	495,000	486,338
See accompanying notes to portfolio of investments

Wells Fargo Income Opportunities Fund  |  1

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Cinemark USA Incorporated 144A	8.75%	5-1-2025	$ 1,110,000	$ 1,184,814
CSC Holdings LLC 144A	4.13	12-1-2030	825,000	827,063
CSC Holdings LLC 144A	4.63	12-1-2030	2,400,000	2,364,000
CSC Holdings LLC 144A	5.38	2-1-2028	1,125,000	1,188,371
CSC Holdings LLC 144A	5.75	1-15-2030	6,000,000	6,253,140
CSC Holdings LLC 144A	7.50	4-1-2028	2,150,000	2,344,887
Diamond Sports Group LLC 144A	5.38	8-15-2026	1,525,000	884,500
Diamond Sports Group LLC 144A	6.63	8-15-2027	3,115,000	1,234,319
DIRECTV Holdings LLC 144A%%	5.88	8-15-2027	235,000	242,967
Gray Television Incorporated 144A	5.88	7-15-2026	525,000	541,406
Gray Television Incorporated 144A	7.00	5-15-2027	675,000	722,500
Gray Television Incorporated 144A	4.75	10-15-2030	4,300,000	4,262,848
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	2,460,000	2,536,850
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	3,900,000	4,123,080
Nielsen Finance LLC 144A	5.63	10-1-2028	4,330,000	4,573,563
Nielsen Finance LLC 144A	5.88	10-1-2030	5,350,000	5,857,722
Outfront Media Capital Corporation 144A	4.63	3-15-2030	1,600,000	1,608,000
Outfront Media Capital Corporation 144A	5.00	8-15-2027	305,000	311,100
QVC Incorporated	4.75	2-15-2027	400,000	428,800
Salem Media Group Incorporated 144A	6.75	6-1-2024	6,525,000	6,345,563
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	2,325,000	2,319,188
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	400,000	414,000
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	525,000	525,200
Townsquare Media Incorporated 144A	6.88	2-1-2026	4,090,000	4,360,963
				70,454,118
Wireless telecommunication services: 0.31%
Consolidated Communications Holdings Incorporated 144A	6.50	10-1-2028	1,615,000	1,743,764
Consumer discretionary: 14.55%
Auto components: 2.27%
Clarios Global LP 144A	6.25	5-15-2026	293,000	309,848
Clarios Global LP 144A	6.75	5-15-2025	180,000	190,800
Clarios Global LP 144A	8.50	5-15-2027	3,885,000	4,195,800
Cooper Tire & Rubber Company	7.63	3-15-2027	5,190,000	6,084,419
Tenneco Incorporated 144A	5.13	4-15-2029	1,840,000	1,890,600
				12,671,467
Automobiles: 0.20%
Ford Motor Company	9.00	4-22-2025	425,000	523,154
Ford Motor Company	9.63	4-22-2030	425,000	613,594
				1,136,748
Diversified consumer services: 1.90%
Service Corporation International	7.50	4-1-2027	8,700,000	10,592,250
Hotels, restaurants & leisure: 6.07%
Carnival Corporation 144A	10.50	2-1-2026	4,100,000	4,694,418
Carnival Corporation 144A	4.00	8-1-2028	2,240,000	2,230,771
Carnival Corporation 144A	7.63	3-1-2026	3,798,000	4,011,638
Carnival Corporation 144A	9.88	8-1-2027	1,500,000	1,717,425
Carnival Corporation 144A	11.50	4-1-2023	540,000	608,850
CCM Merger Incorporated 144A	6.38	5-1-2026	3,610,000	3,778,695
NCL Corporation Limited 144A	5.88	3-15-2026	1,785,000	1,798,388
See accompanying notes to portfolio of investments

2  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
NCL Corporation Limited 144A	12.25%	5-15-2024	$ 5,045,000	$ 5,953,100
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	3,080,000	3,140,676
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	3,825,000	4,160,185
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	1,525,000	1,730,875
				33,825,021
Household durables: 0.54%
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	2,870,000	3,002,738
Multiline retail: 0.31%
Macy's Incorporated 144A	8.38	6-15-2025	1,600,000	1,744,000
Specialty retail: 2.99%
Asbury Automotive Group Incorporated	4.75	3-1-2030	1,069,000	1,131,804
Asbury Automotive Group Incorporated	4.50	3-1-2028	1,162,000	1,204,123
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	1,525,000	1,565,641
Lithia Motors Incorporated 144A	3.88	6-1-2029	1,195,000	1,258,359
Lithia Motors Incorporated 144A	4.63	12-15-2027	400,000	425,500
Lithia Motors Incorporated 144A	5.25	8-1-2025	4,200,000	4,310,250
NMG Holding Company Incorporated 144A	7.13	4-1-2026	3,125,000	3,335,875
Rent-A-Center Incorporated 144A	6.38	2-15-2029	515,000	552,981
Sonic Automotive Incorporated	6.13	3-15-2027	2,771,000	2,885,331
				16,669,864
Textiles, apparel & luxury goods: 0.27%
The William Carter Company 144A	5.50	5-15-2025	400,000	421,048
The William Carter Company 144A	5.63	3-15-2027	1,050,000	1,098,563
				1,519,611
Consumer staples: 1.39%
Food & staples retailing: 0.24%
PetSmart Incorporated 144A	4.75	2-15-2028	560,000	581,448
PetSmart Incorporated 144A	7.75	2-15-2029	695,000	761,908
				1,343,356
Food products: 1.15%
CHS Incorporated 144A	6.00	1-15-2029	125,000	132,969
CHS Incorporated 144A	6.63	2-15-2025	2,165,000	2,270,197
CHS Incorporated 144A	6.88	4-15-2029	3,835,000	4,036,338
				6,439,504
Energy: 21.64%
Energy equipment & services: 3.90%
Bristow Group Incorporated ♦†	6.25	10-15-2022	9,325,000	0
Bristow Group Incorporated 144A	6.88	3-1-2028	4,820,000	4,948,694
Hilcorp Energy Company 144A	5.75	2-1-2029	835,000	850,205
Hilcorp Energy Company 144A	6.00	2-1-2031	835,000	871,427
Hilcorp Energy Company 144A	6.25	11-1-2028	1,450,000	1,513,438
Oceaneering International Incorporated	4.65	11-15-2024	300,000	298,125
Oceaneering International Incorporated	6.00	2-1-2028	4,050,000	4,071,964
See accompanying notes to portfolio of investments

Wells Fargo Income Opportunities Fund  |  3

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy equipment & services (continued)
Pattern Energy Operations LP 144A	4.50%	8-15-2028	$ 6,750,000	$ 6,967,418
USA Compression Partners LP	6.88	4-1-2026	2,150,000	2,251,824
				21,773,095
Oil, gas & consumable fuels: 17.74%
Aethon United 144A	8.25	2-15-2026	3,555,000	3,802,804
Antero Resources Corporation	5.00	3-1-2025	4,200,000	4,273,500
Antero Resources Corporation 144A	8.38	7-15-2026	361,000	408,417
Archrock Partners LP 144A	6.25	4-1-2028	1,785,000	1,821,111
Archrock Partners LP 144A	6.88	4-1-2027	1,375,000	1,443,750
Buckeye Partners LP	5.85	11-15-2043	2,375,000	2,386,875
Cheniere Energy Partners LP	4.50	10-1-2029	1,075,000	1,159,656
Cheniere Energy Partners LP 144A	5.50	6-15-2031	3,575,000	3,709,063
DCP Midstream Operating Company	5.13	5-15-2029	5,000,000	5,570,500
DT Midstream Incorporated 144A	4.13	6-15-2029	935,000	958,936
DT Midstream Incorporated 144A	4.38	6-15-2031	935,000	970,063
Encino Acquisition Partners Company 144A	8.50	5-1-2028	3,940,000	3,938,739
EnLink Midstream Partners LP	5.05	4-1-2045	3,350,000	3,098,750
EnLink Midstream Partners LP	5.38	6-1-2029	5,850,000	6,085,112
EnLink Midstream Partners LP	5.60	4-1-2044	2,196,000	2,141,100
EnLink Midstream Partners LP 144A	5.63	1-15-2028	525,000	555,555
Enviva Partners LP 144A	6.50	1-15-2026	6,275,000	6,498,390
Harvest Midstream LP 144A	7.50	9-1-2028	1,935,000	2,069,057
Murphy Oil Corporation	5.75	8-15-2025	360,000	367,200
Murphy Oil Corporation	5.88	12-1-2027	400,000	414,000
Murphy Oil Corporation	6.38	7-15-2028	3,090,000	3,266,841
New Fortress Energy Incorporated 144A	6.50	9-30-2026	3,625,000	3,662,048
Occidental Petroleum Corporation	4.63	6-15-2045	4,550,000	4,565,698
Occidental Petroleum Corporation	6.20	3-15-2040	1,425,000	1,649,438
Occidental Petroleum Corporation	6.45	9-15-2036	7,470,000	9,019,091
Range Resources Corporation 144A	8.25	1-15-2029	555,000	614,496
Range Resources Corporation	9.25	2-1-2026	3,225,000	3,499,157
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	2,000,000	2,106,000
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,150,000	1,276,500
Southwestern Energy Company	7.50	4-1-2026	750,000	791,108
Southwestern Energy Company	7.75	10-1-2027	2,650,000	2,842,125
Southwestern Energy Company	8.38	9-15-2028	1,510,000	1,683,952
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	2,786,000	2,821,271
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	3,495,000	3,669,750
Western Midstream Operating LP	5.30	2-1-2030	1,860,000	2,087,915
Western Midstream Operating LP	5.30	3-1-2048	3,181,000	3,506,416
Western Midstream Operating LP	6.50	2-1-2050	150,000	176,438
				98,910,822
Financials: 12.52%
Capital markets: 0.62%
Oppenheimer Holdings Incorporated	5.50	10-1-2025	3,320,000	3,436,200
Consumer finance: 5.44%
Acuris Finance U.S. Incorporated 144A	5.00	5-1-2028	1,285,000	1,272,150
FirstCash Incorporated 144A	4.63	9-1-2028	1,230,000	1,278,794
Ford Motor Credit Company LLC	4.00	11-13-2030	910,000	962,325
Ford Motor Credit Company LLC	4.39	1-8-2026	4,200,000	4,557,000
Ford Motor Credit Company LLC	5.11	5-3-2029	5,825,000	6,595,298
See accompanying notes to portfolio of investments

4  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Ford Motor Credit Company LLC	5.13%	6-16-2025	$ 850,000	$ 936,063
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	6,950,000	7,285,268
Springleaf Finance Corporation	5.38	11-15-2029	2,400,000	2,636,304
Springleaf Finance Corporation	6.63	1-15-2028	350,000	404,250
Springleaf Finance Corporation	7.13	3-15-2026	2,450,000	2,884,875
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,521,493
				30,333,820
Diversified financial services: 1.39%
Jefferies Finance LLC 144A%%	5.00	8-15-2028	565,000	577,854
LPL Holdings Incorporated 144A	4.38	5-15-2031	3,205,000	3,281,119
LPL Holdings Incorporated 144A	4.63	11-15-2027	575,000	592,969
United Shore Financial Services LLC 144A	5.50	11-15-2025	3,200,000	3,285,760
				7,737,702
Insurance: 1.73%
Amwins Group Incorporated 144A	4.88	6-30-2029	1,425,000	1,453,500
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	2,685,000	2,718,563
Genworth Mortgage Holding Incorporated 144A	6.50	8-15-2025	2,420,000	2,624,061
HUB International Limited 144A	7.00	5-1-2026	1,475,000	1,526,920
USI Incorporated 144A	6.88	5-1-2025	1,325,000	1,349,844
				9,672,888
Mortgage REITs: 1.00%
Starwood Property Trust Incorporated	4.75	3-15-2025	2,135,000	2,252,425
Starwood Property Trust Incorporated	5.00	12-15-2021	1,165,000	1,167,913
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	2,035,000	2,134,206
				5,554,544
Thrifts & mortgage finance: 2.34%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	1,850,000	1,846,917
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	3,005,000	2,993,731
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	625,000	624,969
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	3,890,000	3,948,350
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	3,690,000	3,662,325
				13,076,292
Health care: 7.14%
Biotechnology: 0.33%
Healthcare Royalty Investments Holding Company 144A	4.50	8-1-2029	1,800,000	1,836,000
Health care equipment & supplies: 0.55%
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	3,025,000	3,077,938
Health care providers & services: 4.56%
AdaptHealth LLC 144A	4.63	8-1-2029	720,000	717,278
Air Methods Corporation 144A	8.00	5-15-2025	2,760,000	2,601,300
Centene Corporation 144A	5.38	8-15-2026	350,000	364,455
Davita Incorporated 144A	4.63	6-1-2030	1,625,000	1,679,844
Encompass Health Corporation	4.50	2-1-2028	600,000	622,500
Encompass Health Corporation	4.75	2-1-2030	550,000	587,125
Encompass Health Corporation	4.63	4-1-2031	520,000	565,578
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,770,281
See accompanying notes to portfolio of investments

Wells Fargo Income Opportunities Fund  |  5

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
Magellan Health Incorporated	4.90%	9-22-2024	$ 990,000	$ 1,100,781
MPT Operating Partnership LP	5.00	10-15-2027	2,275,000	2,408,179
MPT Operating Partnership LP	5.25	8-1-2026	3,200,000	3,280,352
Select Medical Corporation 144A	6.25	8-15-2026	3,840,000	4,059,725
Tenet Healthcare Corporation 144A	4.63	6-15-2028	425,000	439,822
Tenet Healthcare Corporation 144A	4.88	1-1-2026	2,950,000	3,045,875
Tenet Healthcare Corporation 144A	5.13	11-1-2027	650,000	680,875
Tenet Healthcare Corporation 144A	6.25	2-1-2027	625,000	650,781
Tenet Healthcare Corporation 144A	7.50	4-1-2025	400,000	430,000
Vizient Incorporated 144A	6.25	5-15-2027	375,000	392,344
				25,397,095
Health care technology: 1.19%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	6,550,000	6,623,688
Life sciences tools & services: 0.28%
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	270,000	294,241
Ortho-Clinical Diagnostics Incorporated 144A	7.38	6-1-2025	1,191,000	1,274,370
				1,568,611
Pharmaceuticals: 0.23%
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	1,300,000	1,293,422
Industrials: 12.54%
Aerospace & defense: 1.71%
Spirit Aerosystems Holdings Incorporated 144A	7.50	4-15-2025	560,000	593,600
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	1,925,000	1,862,438
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	910,000	955,500
TransDigm Group Incorporated 144A	4.88	5-1-2029	3,675,000	3,680,807
TransDigm Group Incorporated 144A	6.25	3-15-2026	1,650,000	1,730,438
TransDigm Group Incorporated	7.50	3-15-2027	650,000	688,545
				9,511,328
Airlines: 4.79%
American Airlines Group Incorporated 144A	3.75	3-1-2025	1,740,000	1,548,583
American Airlines Group Incorporated 144A	5.50	4-20-2026	3,750,000	3,923,438
American Airlines Group Incorporated 144A	5.75	4-20-2029	7,200,000	7,766,496
Delta Air Lines Incorporated	3.75	10-28-2029	1,985,000	1,968,759
Delta Air Lines Incorporated 144A	4.75	10-20-2028	2,185,000	2,441,738
Hawaiian Airlines Incorporated	3.90	7-15-2027	2,406,223	2,391,359
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	3,415,000	3,718,081
United Airlines Incorporated 144A	4.63	4-15-2029	2,875,000	2,957,656
				26,716,110
Commercial services & supplies: 1.72%
Corecivic Incorporated	8.25	4-15-2026	2,310,000	2,448,461
IAA Spinco Incorporated 144A	5.50	6-15-2027	3,650,000	3,827,938
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	3,225,000	3,291,693
				9,568,092
Construction & engineering: 0.34%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	1,860,000	1,915,800
See accompanying notes to portfolio of investments

6  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery: 1.60%
Meritor Incorporated 144A	4.50%	12-15-2028	$ 1,765,000	$ 1,806,831
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	3,600,000	3,861,000
Werner FinCo LP 144A	8.75	7-15-2025	3,125,000	3,250,000
				8,917,831
Road & rail: 0.88%
Uber Technologies Incorporated 144A	8.00	11-1-2026	4,600,000	4,927,750
Trading companies & distributors: 1.50%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	4,895,000	5,078,563
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	2,675,000	2,771,969
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	443,000	505,020
				8,355,552
Information technology: 5.30%
Communications equipment: 1.18%
CommScope Incorporated 144A	5.00	3-15-2027	1,190,000	1,204,042
CommScope Incorporated 144A	6.00	6-15-2025	1,388,000	1,408,820
CommScope Incorporated 144A	8.25	3-1-2027	3,750,000	3,970,313
				6,583,175
IT services: 1.22%
Flexential Intermediate Corporation 144A	11.25	8-1-2024	1,510,000	1,638,350
Sabre GLBL Incorporated 144A	9.25	4-15-2025	4,425,000	5,177,250
				6,815,600
Software: 1.95%
Fair Isaac Corporation 144A	5.25	5-15-2026	2,450,000	2,786,875
IQVIA Incorporated 144A	5.00	5-15-2027	725,000	755,813
Logan Merger Sub Incorporated 144A	5.50	9-1-2027	850,000	881,153
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	3,680,000	3,573,390
NortonLifeLock Incorporated 144A	5.00	4-15-2025	1,150,000	1,165,870
SS&C Technologies Incorporated 144A	5.50	9-30-2027	1,625,000	1,719,819
				10,882,920
Technology hardware, storage & peripherals: 0.95%
Dell International LLC 144A	7.13	6-15-2024	2,605,000	2,665,149
NCR Corporation 144A	5.13	4-15-2029	595,000	619,300
NCR Corporation 144A	6.13	9-1-2029	1,825,000	1,979,231
				5,263,680
Materials: 4.90%
Containers & packaging: 2.46%
Berry Global Incorporated 144A	5.63	7-15-2027	350,000	368,375
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	3,475,000	4,270,775
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	2,700,000	2,734,344
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	1,495,000	1,557,431
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	1,300,000	1,392,625
See accompanying notes to portfolio of investments

Wells Fargo Income Opportunities Fund  |  7

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Containers & packaging (continued)
Owens-Brockway Packaging Incorporated 144A	6.38%	8-15-2025	$ 750,000	$ 838,125
Sealed Air Corporation 144A	5.13	12-1-2024	2,350,000	2,549,750
				13,711,425
Metals & mining: 1.52%
Arches Buyer Incorporated 144A	4.25	6-1-2028	1,875,000	1,902,675
Arches Buyer Incorporated 144A	6.13	12-1-2028	1,270,000	1,311,059
Cleveland-Cliffs Incorporated 144A	4.88	3-1-2031	685,000	739,800
Cleveland-Cliffs Incorporated	5.88	6-1-2027	1,530,000	1,614,150
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	1,036,000	1,210,825
Indalex Holdings Corporation ♦	11.50	2-1-2021	5,646,283	0
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	800,000	835,184
Novelis Corporation 144A	5.88	9-30-2026	850,000	882,020
				8,495,713
Paper & forest products: 0.92%
Clearwater Paper Corporation 144A	5.38	2-1-2025	798,000	849,870
Clearwater Paper Corporation 144A	4.75	8-15-2028	290,000	293,248
Vertical US Newco Incorporated 144A	5.25	7-15-2027	3,775,000	3,986,589
				5,129,707
Real estate: 2.09%
Equity REITs: 2.09%
Service Properties Trust Company	3.95	1-15-2028	1,860,000	1,743,750
Service Properties Trust Company	4.38	2-15-2030	1,425,000	1,332,332
Service Properties Trust Company	4.75	10-1-2026	1,475,000	1,447,344
Service Properties Trust Company	4.95	2-15-2027	3,700,000	3,635,250
Service Properties Trust Company	5.25	2-15-2026	1,050,000	1,057,875
Service Properties Trust Company	7.50	9-15-2025	550,000	620,125
The Geo Group Incorporated	5.88	10-15-2024	2,050,000	1,824,500
				11,661,176
Utilities: 4.86%
Electric utilities: 1.70%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,150,000	2,260,618
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	32,000	33,680
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	3,450,000	3,717,375
PG&E Corporation	5.00	7-1-2028	475,000	462,531
PG&E Corporation	5.25	7-1-2030	3,070,000	2,997,088
				9,471,292
Independent power & renewable electricity producers: 3.16%
NSG Holdings LLC 144A	7.75	12-15-2025	4,868,691	5,209,304
TerraForm Power Operating LLC 144A	4.25	1-31-2023	5,225,000	5,362,156
TerraForm Power Operating LLC 144A	4.75	1-15-2030	1,000,000	1,052,500
TerraForm Power Operating LLC 144A	5.00	1-31-2028	2,250,000	2,430,000
Vistra Operations Company LLC 144A	5.63	2-15-2027	3,475,000	3,605,313
				17,659,273
Total Corporate bonds and notes (Cost $549,160,772)				575,945,083
See accompanying notes to portfolio of investments

8  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 13.52%
Communication services: 1.58%
Diversified telecommunication services: 0.09%
Frontier Communications Corporation (1 Month LIBOR +3.75%) ±	4.50%	5-1-2028	$ 508,725	$ 507,774
Intelsat Jackson Holdings SA 2020 Debtor-in-Possession Term Loan (1 Month LIBOR +5.50%) ±	6.50	7-13-2022	10,085	10,152
				517,926
Media: 1.30%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	3.63	8-21-2026	2,397,797	2,325,864
DIRECTV Financing LLC (1 Month LIBOR +5.00%) <±	5.75	7-22-2027	5,045,000	2,384,309
Hubbard Radio LLC (3 Month LIBOR +4.25%) ‡<±	5.25	3-28-2025	2,567,956	2,553,524
				7,263,697
Wireless telecommunication services: 0.19%
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) <±	4.25	10-2-2027	1,047,000	1,042,550
Consumer discretionary: 1.92%
Auto components: 0.33%
Truck Hero Incorporated (1 Month LIBOR +3.75%) ±	4.50	1-31-2028	1,855,000	1,847,580
Distributors: 0.10%
Spin Holdco Incorporated (1 Month LIBOR +4.00%) ±	4.75	3-1-2028	583,538	582,808
Hotels, restaurants & leisure: 0.50%
Carnival Corporation (1 Month LIBOR +3.00%) ±	3.75	6-30-2025	1,088,127	1,079,292
CCM Merger Incorporated (1 Month LIBOR +3.75%) ±	4.50	11-4-2025	577,945	577,945
SeaWorld Parks & Entertainment Incorporated (3 Month LIBOR +3.00%) ±	3.75	3-31-2024	1,125,000	1,113,750
				2,770,987
Household durables: 0.33%
Wilsonart LLC (1 Month LIBOR +3.50%) <±	4.50	12-19-2026	1,840,388	1,830,725
Specialty retail: 0.66%
Great Outdoors Group LLC (1 Month LIBOR +4.25%) <±	5.00	3-6-2028	2,323,337	2,324,499
Rent-A-Center Incorporated (1 Month LIBOR +4.00%) ±	4.75	2-17-2028	1,371,563	1,374,566
				3,699,065
Consumer staples: 0.21%
Food & staples retailing: 0.21%
PetSmart Incorporated (1 Month LIBOR +3.75%) ±	4.50	2-12-2028	1,190,000	1,188,810
Energy: 0.33%
Oil, gas & consumable fuels: 0.33%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) <±	4.75	4-14-2028	1,830,000	1,835,344
See accompanying notes to portfolio of investments

Wells Fargo Income Opportunities Fund  |  9

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 3.17%
Capital markets: 0.55%
Nexus Buyer LLC (1 Month LIBOR +3.75%) <±	3.84%	11-9-2026	$ 1,652,362	$ 1,644,398
VFH Parent LLC (1 Month LIBOR +3.00%) ±	3.09	3-1-2026	1,432,894	1,422,147
				3,066,545
Diversified financial services: 1.99%
Mallinckrodt International Finance SA (3 Month LIBOR +5.25%) <±	6.00	9-24-2024	3,653,625	3,546,318
Resolute Investment Managers Incorporated (1 Month LIBOR +3.75%) ‡<±	4.75	4-30-2024	561,912	558,400
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	9.00	4-30-2025	2,110,000	2,110,000
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.00%) <±	4.00	5-30-2025	2,780,000	2,766,100
Stonepeak Lonestar Holdings LLC (1 Month LIBOR +4.50%) ±	4.63	10-19-2026	2,099,474	2,101,721
				11,082,539
Insurance: 0.63%
Asurion LLC (1 Month LIBOR +5.25%) <±	5.34	1-31-2028	1,040,000	1,034,062
Asurion LLC (1 Month LIBOR +5.25%) <±	5.34	1-20-2029	815,000	810,159
HUB International Limited (1 Month LIBOR +3.25%) ±	4.00	4-25-2025	1,687,023	1,682,670
				3,526,891
Health care: 1.59%
Health care equipment & supplies: 0.40%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	2,233,601	2,231,211
Health care providers & services: 0.93%
Medrisk Incorporated (1 Month LIBOR +3.75%) <±	4.50	5-10-2028	1,810,000	1,803,593
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	3.75	3-2-2028	104,426	104,180
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	2-18-2028	2,249,415	2,244,106
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	70,845	70,678
Padagis LLC (1 Month LIBOR +4.75%) ‡±	5.25	7-6-2028	940,000	941,175
				5,163,732
Health care technology: 0.26%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-3-2028	1,466,325	1,457,366
Industrials: 2.90%
Airlines: 1.03%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	4,055,000	4,291,731
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	927,675	928,028
WestJet Airlines Limited (3 Month LIBOR +3.00%) ±	4.00	12-11-2026	517,374	498,764
				5,718,523
Commercial services & supplies: 0.65%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	4.50	6-2-2028	3,620,000	3,615,475
See accompanying notes to portfolio of investments

10  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial conglomerates: 0.50%
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00%	7-24-2024	$ 2,820,349	$ 2,806,247
Machinery: 0.12%
Alliance Laundry Systems LLC (1 Month LIBOR +3.50%) ±	4.25	10-8-2027	654,550	653,627
Professional services: 0.29%
The Dun & Bradstreet Corporation (1 Month LIBOR +3.25%) ±	3.34	2-6-2026	1,647,550	1,632,870
Transportation infrastructure: 0.31%
Verical Midco GMBH (1 Month LIBOR +4.25%) ±	4.40	7-30-2027	1,756,758	1,752,085
Information technology: 1.23%
IT services: 0.72%
Fiserv Investment Solutions Incorporated (1 Month LIBOR +4.00%) ±	4.16	2-18-2027	718,060	716,940
Flexential Intermediate Corporation (3 Month LIBOR +3.50%) ±	3.65	8-1-2024	493,590	451,723
Flexential Intermediate Corporation (3 Month LIBOR +7.25%) ±	7.38	8-1-2025	3,125,000	2,828,125
				3,996,788
Software: 0.51%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	3.63	7-24-2026	2,112,375	2,087,956
I-Logic Technologies Bidco Limited (1 Month LIBOR +4.00%) ±	4.50	2-16-2028	751,563	752,855
				2,840,811
Materials: 0.59%
Chemicals: 0.19%
Groupe Solmax Incorporated (1 Month LIBOR +4.75%) <±	5.50	6-28-2028	1,045,000	1,044,133
Containers & packaging: 0.36%
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) ±	4.00	2-23-2028	1,609,965	1,595,121
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	2.84	2-5-2023	446,261	444,587
				2,039,708
Paper & forest products: 0.04%
Clearwater Paper Corporation (1 Month LIBOR +3.00%) ‡±	3.13	7-26-2026	204,646	203,878
Total Loans (Cost $74,228,130)				75,411,921
Yankee corporate bonds and notes: 11.12%
Communication services: 1.41%
Diversified telecommunication services: 0.04%
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	225,000	232,313
Media: 0.85%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	4,000,000	4,107,600
Virgin Media Finance plc 144A	5.00	7-15-2030	625,000	635,938
				4,743,538
See accompanying notes to portfolio of investments

Wells Fargo Income Opportunities Fund  |  11

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wireless telecommunication services: 0.52%
Connect U.S. Finco LLC 144A	6.75%	10-1-2026	$ 1,775,000	$ 1,865,969
Telesat Canada 144A	5.63	12-6-2026	1,105,000	1,024,865
				2,890,834
Energy: 2.15%
Oil, gas & consumable fuels: 2.15%
Baytex Energy Corporation 144A	5.63	6-1-2024	1,755,000	1,750,613
Baytex Energy Corporation 144A	8.75	4-1-2027	4,175,000	4,175,000
Griffin Coal Mining Company Limited 144A♦†	9.50	12-1-2016	1,396,100	0
Griffin Coal Mining Company Limited ♦†	9.50	12-1-2016	191,090	0
Northriver Midstream Finance LP 144A	5.63	2-15-2026	5,880,000	6,063,750
				11,989,363
Financials: 0.83%
Diversified financial services: 0.83%
Intelsat Jackson Holdings SA †	5.50	8-1-2023	8,490,000	4,648,275
Health care: 2.59%
Pharmaceuticals: 2.59%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	1,095,000	1,129,865
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	1,795,000	1,689,382
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	925,000	944,656
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	3,577,000	3,650,776
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	350,000	367,500
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	175,000	181,125
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	925,000	1,000,068
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	4,975,000	5,509,813
				14,473,185
Industrials: 4.07%
Aerospace & defense: 0.36%
Bombardier Incorporated 144A	7.13	6-15-2026	830,000	863,183
Bombardier Incorporated 144A	7.88	4-15-2027	1,105,000	1,143,951
				2,007,134
Airlines: 2.37%
Air Canada 144A%%	3.88	8-15-2026	1,125,000	1,127,700
Air Canada 2020-1 Class C Pass Through Trust 144A	10.50	7-15-2026	5,280,000	6,500,220
Carlyle Aviation Elevate Merger Subsidiary Limited 144A%%	7.00	10-15-2024	5,545,000	5,578,353
				13,206,273
Commercial services & supplies: 0.89%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	4,875,000	4,984,688
Electrical equipment: 0.36%
Sensata Technologies BV 144A	4.00	4-15-2029	1,105,000	1,134,006
Sensata Technologies BV 144A	5.00	10-1-2025	770,000	859,513
				1,993,519
Machinery: 0.09%
Vertical Holdco GmbH 144A	7.63	7-15-2028	448,000	484,826
See accompanying notes to portfolio of investments

12  |  Wells Fargo Income Opportunities Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 0.07%
Containers & packaging: 0.07%
Ardagh Packaging Finance plc 144A	5.25%	4-30-2025	$ 375,000	$ 391,393
Total Yankee corporate bonds and notes (Cost $65,195,172)				62,045,341

		Yield	Shares
Short-term investments: 6.17%
Investment companies: 6.17%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	34,412,710	34,412,710
Total Short-term investments (Cost $34,412,710)				34,412,710
Total investments in securities (Cost $732,033,041)	136.48%			761,173,927
Other assets and liabilities, net	(36.48)			(203,470,806)
Total net assets	100.00%			$ 557,703,121

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Government Money Market Fund Select Class	$32,500,805	$73,421,555	$(71,509,650)	$0	$0	$34,412,710	34,412,710	$1,505
See accompanying notes to portfolio of investments

Wells Fargo Income Opportunities Fund  |  13

Notes to portfolio of investments—July 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of July 31, 2021, the Fund had unfunded loan commitments of $10,986,264.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

14  |  Wells Fargo Income Opportunities Fund

Notes to portfolio of investments—July 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$10,023,513	$0	$0	$10,023,513
Financials	3,335,359	0	0	3,335,359
Corporate bonds and notes	0	575,945,083	0	575,945,083
Loans	0	66,238,697	9,173,224	75,411,921
Yankee corporate bonds and notes	0	62,045,341	0	62,045,341
Short-term investments
Investment companies	34,412,710	0	0	34,412,710
Total assets	$47,771,582	$704,229,121	$9,173,224	$761,173,927
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Loans
Balance as of April 30, 2021	$7,509,249
Accrued Discounts (Premiums)	805
Realized Gain (Loss)	3
Change in Unrealized Appreciation (Depreciation)	23,257
Transfers into Level 3	2,553,524
Purchases	930,600
Sales	(8,870)
Transfers out of Level 3	(1,835,344)
Balance as of July 31, 2021	$9,173,224
Change in unrealized gains (losses) relating to securities still held at July 31, 2021	$16,965
The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Income Opportunities Fund  |  15